Lease (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Future lease Payments under Operating Leases
Future lease payments under operating leases as of December 31, 2021 were as follows:

	For the year ending December 31,
	RMB	US$
2022	17,906	2,810
2023	11,485	1,802
2024	8,627	1,354
2025	8,615	1,352
2026	6,277	985

Total future lease payments	52,910	8,303
Less: imputed interest	4,781	751

Total lease liability balance	48,129	7,552